COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Schedule of lease commitments
Year Ending December 31,	U.S. dollars in thousands

2019	$847
2020	720
2021	452
2022	54